Regulatory Assets and Liabilities (Regulated Liabilities) (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Regulatory Liabilities [Line Items]
Regulatory Liability, Current	$ 129	$ 295
Regulatory Liability, Long-term	1,832	1,886
Total regulatory liabilities	1,961	2,181
Deferred income tax regulatory liabilities
Regulatory Liabilities [Line Items]
Total regulatory liabilities	933	985
Accumulated reserve - cost of removal
Regulatory Liabilities [Line Items]
Total regulatory liabilities	865	891
Storm reserve
Regulatory Liabilities [Line Items]
Total regulatory liabilities	62	62
Cost recovery clauses
Regulatory Liabilities [Line Items]
Total regulatory liabilities	31	53
Self-insurance fund
Regulatory Liabilities [Line Items]
Total regulatory liabilities	28	29
Regulated fuel adjustment mechanism
Regulatory Liabilities [Line Items]
Total regulatory liabilities	21	115
Deferrals related to derivative instruments
Regulatory Liabilities [Line Items]
Total regulatory liabilities	15	42
Other
Regulatory Liabilities [Line Items]
Total regulatory liabilities	$ 6	$ 4